Securities, 424I - Securities, 424I: 1	Jan. 13, 2026 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common stock, par value $0.00001 per share
Fee Rate	0.00014%
Amount of Registration Fee	$ 87.38